UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/2011

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Mosaic Financial Partners Inc.

Address:140 Geary Street, 6th Floor
San Francisco, CA 94108

Form 13F File Number:  028-14412__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Geoffrey M. Zimmerman
Title: Chief Compliance Officer
Phone: 415-788-1952

Signature, Place, and Date of Signing:

Geoffrey M. Zimmerman     San Francisco, Ca.   August 11, 2011


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $153711


List of Other Included Managers: NONE

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FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC	               COMMON	        464286509 2677	   84531    SH	     SOLE		                    84531
ISHARES TR	               COMMON	        464287176 1724	   15579    SH	     SOLE		                    15579
ISHARES TR	               COMMON	        464287200 10762	   81269    SH	     SOLE		                    81269
ISHARES TR	               COMMON	        464287465 5429	   90266    SH	     SOLE		                    90266
ISHARES TR	               COMMON	        464287564 2350	   32410    SH	     SOLE		                    32410
ISHARES TR	               COMMON	        464287598 13274	   194401   SH	     SOLE		                    194401
ISHARES TR	               COMMON	        464287622 25001	   338350   SH	     SOLE		                    338350
ISHARES TR	               COMMON	        464287804 9956	   135789   SH	     SOLE		                    135789
ISHARES TR	               COMMON	        464288281 10095	   92345    SH	     SOLE		                    92345
ISHARES TR	               COMMON	        464288869 427	   8329	    SH	     SOLE		                    8329
PLUM CREEK TIMBER CO INC       COMMON	        729251108 5614	   138485   SH	     SOLE		                    138485
SCHWAB STRATEGIC TR	       COMMON	        808524805 4984	   170459   SH	     SOLE		                    170459
SCHWAB STRATEGIC TR	       COMMON	        808524888 366	   12059    SH	     SOLE		                    12059
UBS AG JERSEY BRH	       COMMON	        902641646 3012	   98155    SH	     SOLE		                    98155
VANGUARD BD INDEX FD INC       COMMON	        921937827 7637	   94254    SH	     SOLE		                    94254
VANGUARD TAX-MANAGED INTL FD   COMMON	        921943858 15413	   404762   SH	     SOLE		                    404762
VANGUARD INTL EQUITY INDEX F   COMMON	        922042775 311	   6246	    SH	     SOLE		                    6246
VANGUARD INTL EQUITY INDEX F   COMMON	        922042858 5432	   111720   SH	     SOLE		                    111720
VANGUARD INDEX FDS	       COMMON	        922908744 5828	   103971   SH	     SOLE		                    103971
VANGUARD INDEX FDS	       COMMON           922908769 234	   3416	    SH	     SOLE		                    3416
WEYERHAEUSER CO	               COMMON	        962166104 2189	   100133   SH	     SOLE		                    100133
JPMORGAN CHASE & CO	       COMMON	        46625H365 11815	   318193   SH	     SOLE		                    318193
PIMCO ETF TR	               COMMON	        72201R205 548	   10275    SH	     SOLE		                    10275
SPDR S&P 500 ETF TR	       TR UNIT	        78462F103 2171 	   16452    SH	     SOLE		                    16452
SPDR INDEX SHS FDS	       COMMON	        78463X863 343	   8485	    SH	     SOLE		                    8485
SPDR INDEX SHS FDS	       COMMON	        78463X871 4453	   140208   SH	     SOLE		                    140208
WISDOMTREE TRUST	       COMMON	        97717W760 1669	   31956    SH	     SOLE		                    31956






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